UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 63.7%
COMMUNICATION SERVICES - 15.5%
Diversified Telecommunication Services - 3.5%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000		$1,499,400	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	570,000		526,538
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,960,000		1,915,900	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,070,000		2,072,587	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	10.500%	6/30/24	4,230,000		3,637,800	(a)

Total Diversified Telecommunication Services					9,652,225

Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		485,875
Match Group Inc., Senior Notes	5.000%	12/15/27	1,420,000		1,420,142	(a)

Total Interactive Media & Services					1,906,017

Media - 8.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,540,000		7,568,275	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	4,330,000		4,221,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	962,000		913,900	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,805,000		1,701,032	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	420,000		382,725
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,850,000		1,665,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	4,497,000		4,258,884
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	820,000		780,287	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,044,000	GBP	1,399,898	(b)

Total Media					22,891,751

Wireless Telecommunication Services - 3.1%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000		1,700,563	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	800,000		739,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,580,000		1,591,850
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	170,000		191,675
Sprint Corp., Senior Notes	7.875%	9/15/23	2,700,000		2,919,375

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.625%	2/15/25	320,000		$340,160
VEON Holdings BV, Senior Notes	7.504%	3/1/22	990,000		1,062,349	(a)

Total Wireless Telecommunication Services					8,544,972

TOTAL COMMUNICATION SERVICES					42,994,965

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,100,000		983,125	(a)
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	500,000		472,500	(a)(c)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	700,000		729,750	(a)

Total Auto Components					2,185,375

Commercial Services & Supplies - 0.2%
Blitz F18-674 GmbH, Senior Secured Notes	6.000%	7/30/26	410,000	EUR	481,655	(b)

Diversified Consumer Services - 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	720,000		739,800	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step Coupon	6.875%	7/8/20	100,000	GBP	139,611	(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,419,000		1,521,168	(a)

Total Diversified Consumer Services					2,400,579

Hotels, Restaurants & Leisure - 3.4%
Bossier Casino Venture Holdco Inc., Senior Secured Notes (14.000% PIK)	14.000%	2/9/23	1,551,931		1,551,931	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,550,000		1,618,278
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,320,000		1,288,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	280,000		276,704
Marston’s Issuer PLC, Secured Notes (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	882,000	GBP	1,026,833	(b)(f)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		393,750
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	589,000		594,154	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	210,000	GBP	$282,464	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,600,000		2,511,704	(a)

Total Hotels, Restaurants & Leisure					9,544,468

Household Durables - 0.6%
Lennar Corp., Senior Notes	4.750%	11/29/27	770,000		742,088
TopBuild Corp., Senior Notes	5.625%	5/1/26	920,000		901,600	(a)

Total Household Durables					1,643,688

Specialty Retail - 1.6%
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		890,000
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	265,381	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	539,168	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	631,000	EUR	708,782	(b)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	660,000		669,900	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		750,500	(a)
Tendam Brands SAU	5.250%	9/15/24	660,000	EUR	738,456	(a)

Total Specialty Retail					4,562,187

Textiles, Apparel & Luxury Goods - 0.7%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	541,553	(b)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		175,837	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,220,000		1,172,725	(a)

Total Textiles, Apparel & Luxury Goods					1,890,115

TOTAL CONSUMER DISCRETIONARY					22,708,067

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	990,056	(b)

ENERGY - 12.7%
Energy Equipment & Services - 0.2%
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	300,000		303,750	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	200,000		174,000

Total Energy Equipment & Services					477,750

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 12.5%
Berry Petroleum Co. Escrow	—	—	1,600,000	$0	*(d)(e)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	910,000	938,437	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	370,000	382,488
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,000,000	972,500
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,400,000	2,377,428	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	*(d)(e)(g)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,500,000	2,293,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	793,950
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	770,000	784,437	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,060,000	1,009,438
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000	1,420,510
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,130,000	1,044,685
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	11,140,000	9,963,059
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	700,000	724,146	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	732,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	290,000	284,563
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	2,470,000	2,559,537	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	50,000	50,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	353,000	345,058	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,674,500	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,200,000	2,123,000	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	744,008	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	220,000	228,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	500,000		$521,875
WPX Energy Inc., Senior Notes	5.750%	6/1/26	280,000		284,550
YPF SA, Senior Notes	8.500%	7/28/25	2,450,000		2,397,962	(a)
YPF SA, Senior Notes	6.950%	7/21/27	150,000		131,768	(a)

Total Oil, Gas & Consumable Fuels					34,782,611

TOTAL ENERGY					35,260,361

FINANCIALS - 8.6%
Banks - 5.5%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000		1,140,169
CIT Group Inc., Senior Notes	4.125%	3/9/21	310,000		310,775
CIT Group Inc., Senior Notes	5.000%	8/15/22	881,000		900,822
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000		470,396
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000		439,675
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	780,000		859,939	(a)(f)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,000,000		903,478	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,570,000		3,252,286	(a)
Itau Unibanco Holding SA Island, Subordinated Notes	5.650%	3/19/22	750,000		768,750	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		564,654
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	570,000		612,037	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,240,000		1,291,435
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	878,281	(b)(f)(h)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	1,520,000		1,518,480	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	630,000		$554,495	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		693,330	(a)

Total Banks					15,159,002

Consumer Finance - 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		386,100

Diversified Financial Services - 2.7%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	550,000		420,750	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	4,645,000		4,557,906	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,042,873	(b)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	390,000	GBP	512,838	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	476,766	(a)(c)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	520,000		529,448	(a)

Total Diversified Financial Services					7,540,581

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	250,000		249,050	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	458,471	(b)

Total Insurance					707,521

TOTAL FINANCIALS					23,793,204

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	510,000	GBP	622,474	(b)

Health Care Providers & Services - 1.7%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	180,000		162,450	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	866,000		907,135	(e)(i)
Centene Corp., Senior Notes	5.375%	6/1/26	1,150,000		1,180,302	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	250,000		242,500
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		329,250
HCA Inc., Senior Notes	5.625%	9/1/28	200,000		201,500
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		639,375

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	5.500%	6/15/47	410,000		$416,663
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	630,000		664,650	(a)

Total Health Care Providers & Services					4,743,825

Pharmaceuticals - 5.4%
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	730,000		705,362	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,450,000		3,286,125	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Notes	6.000%	2/1/25	200,000		173,400	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	180,000		159,300	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	510,000	EUR	588,165	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	290,000		281,101
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,320,000		9,704,183

Total Pharmaceuticals					14,897,636

TOTAL HEALTH CARE					20,263,935

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.3%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	780,000		782,925	(a)

Building Products - 0.7%
Standard Industries Inc., Senior Notes	5.375%	11/15/24	590,000		591,475	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	750,000		707,812	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	590,000		547,196	(a)

Total Building Products					1,846,483

Commercial Services & Supplies - 0.8%
ADT Security Corp., Senior Secured Notes	6.250%	10/15/21	460,000		484,844
Brink’s Co., Senior Notes	4.625%	10/15/27	1,000,000		920,000	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	850,000		801,125	(a)

Total Commercial Services & Supplies					2,205,969

Construction & Engineering - 0.1%
Promontoria Holding 264 BV, Senior Secured Notes	6.750%	8/15/23	300,000	EUR	352,054	(a)

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	521,762	(a)(c)

Diversified Consumer Services - 0.0%
frontdoor Inc., Senior Notes	6.750%	8/15/26	100,000		103,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 0.3%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	780,000		$738,075	(a)

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	980,000		814,380	(a)

Trading Companies & Distributors - 0.2%
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	230,000		219,075	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	470,000		434,750	(a)

Total Trading Companies & Distributors					653,825

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	720,000		655,200	(a)

TOTAL INDUSTRIALS					8,673,923

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Palo Alto Networks Inc., Senior Notes	0.750%	7/1/23	130,000		136,525	(a)

Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	582,739	(a)

IT Services - 0.3%
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	746,000		711,498	(a)

Software - 0.6%
CDK Global Inc., Senior Notes	5.875%	6/15/26	810,000		836,633
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	720,000		742,500	(a)

Total Software					1,579,133

TOTAL INFORMATION TECHNOLOGY					3,009,895

MATERIALS - 4.2%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	690,000		658,916	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	650,000	EUR	684,059	(b)
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000		603,000

Total Chemicals					1,945,975

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	850,000		867,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	520,000	$510,250	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,230,000	1,334,550

Total Containers & Packaging				1,844,800

Metals & Mining - 2.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	212,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000	884,575	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	400,000	412,000	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	320,000	292,000	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000	1,102,100
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,200,000	1,163,040
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,090,000	1,912,350
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,137,394	12,840	*(a)(j)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000	367,488

Total Metals & Mining				6,358,893

Paper & Forest Products - 0.2%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	570,000	582,825	(a)

TOTAL MATERIALS				11,599,493

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	470,000	417,125
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	650,000	635,375
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,080,000	1,043,550

TOTAL REAL ESTATE				2,096,050

UTILITIES - 1.8%
Electric Utilities - 1.1%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,178,140	836,480
Pampa Energia SA, Senior Notes	7.400%	7/21/23	300,000	279,753	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000		$800,640	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,190,000		1,248,905	(b)

Total Electric Utilities					3,165,778

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000		1,079,150

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		709,577	(a)

TOTAL UTILITIES					4,954,505

TOTAL CORPORATE BONDS & NOTES (Cost - $177,667,989)					176,344,454

SOVEREIGN BONDS - 21.1%
Argentina - 4.4%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	41,630,000	ARS	1,194,758	(f)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,550,000		1,385,700
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	2,090,000		1,781,725
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	6,420,000		5,097,480
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		894,960	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		1,027,749	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,100,000		920,161	(a)

Total Argentina					12,302,533

Brazil - 3.5%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/21	112,000	BRL	28,060
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	6,495,000	BRL	1,570,104
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/27	5,385,000	BRL	1,235,370

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Brazil - (continued)
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	6,160,000	$5,828,900
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,250,000	1,146,575

Total Brazil				9,809,009

Colombia - 0.9%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,540,000	1,541,925
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000	971,250

Total Colombia				2,513,175

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000	449,596	(a)

Dominican Republic - 0.5%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000	301,875	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000	1,128,037	(a)

Total Dominican Republic				1,429,912

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000	213,250	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	3,320,000	3,185,374	(b)

Total Ecuador				3,398,624

Egypt - 0.5%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	240,658	(b)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000	728,868	(a)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	510,000	520,614	(a)

Total Egypt				1,490,140

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000	470,000	(a)

Ghana - 0.3%
Ghana Government International Bond	10.750%	10/14/30	740,000	923,675	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000		$1,007,138	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000		1,134,485	(a)

Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000		670,356
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	3,250,000		3,204,727	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,000,000		954,596	(a)

Total Indonesia					4,829,679

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		265,933	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	277,500		263,075	(b)

Total Ivory Coast					529,008

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	13,730,000	MXN	704,820

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		453,867	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		821,496	(a)

Total Nigeria					1,275,363

Russia - 1.5%
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	106,000,000	RUB	1,598,230
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	177,537,000	RUB	2,483,324

Total Russia					4,081,554

Senegal - 0.1%
Senegal Government International Bond	6.250%	5/23/33	400,000		374,430	(a)

South Africa - 0.3%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	750,000		716,924

Sri Lanka - 0.1%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		291,382	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 2.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	8,170,000		$6,866,811

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000		486,263	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000		754,020	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000		959,596	(a)

Total Ukraine					2,199,879

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	44,850,000	UYU	1,180,994	(b)

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,401,000		373,647	*(b)(k)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	640,000		173,888	*(b)(k)

Total Venezuela					547,535

TOTAL SOVEREIGN BONDS (Cost - $64,975,480)					58,526,666

SENIOR LOANS - 6.9%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.408%	9/30/25	1,080,000		1,082,194	(f)(l)(m)

Media - 1.1%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.396%	8/24/20	500,000		491,250	(e)(f)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	4/30/25	1,946,817		1,951,795	(f)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.938%	3/14/25	577,100		579,865	(f)(l)(m)

Total Media					3,022,910

TOTAL COMMUNICATION SERVICES					4,105,104

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Tranche B Term Loan (1 mo. LIBOR + 2.250%)	4.450-4.470%	4/6/24	617,399		618,363	(f)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.8%
Aramark Services Inc., US Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	1,780,065	$1,785,851	(f)(l)(m)
Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. LIBOR + 1.750%)	3.966%	10/25/23	436,213	438,395	(f)(l)(m)

Total Hotels, Restaurants & Leisure				2,224,246

Specialty Retail - 1.9%
PetSmart Inc., Term Loan B-2 (1 mo. LIBOR + 3.000%)	5.120%	3/11/22	5,281,987	4,650,352	(f)(l)(m)
Spencer Gifts LLC, Term Loan (Second Lien) (1 mo. LIBOR + 8.250%)	10.410%	6/29/22	890,000	661,566	(f)(l)(m)

Total Specialty Retail				5,311,918

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. LIBOR + 5.500%)	7.810%	10/31/20	405,704	322,534	(f)(l)(m)

TOTAL CONSUMER DISCRETIONARY				8,477,061

INDUSTRIALS - 1.4%
Air Freight & Logistics - 0.8%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.165%	1/15/25	2,310,196	2,320,308	(f)(l)(m)

Professional Services - 0.4%
TransUnion LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.242%	4/9/23	990,000	993,404	(f)(l)(m)

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.383%	1/2/25	497,500	497,189	(f)(l)(m)

TOTAL INDUSTRIALS				3,810,901

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., 2024 USD Term Loan A (1 mo. LIBOR + 2.000%)	4.212%	4/26/24	809,753	811,221	(f)(l)(m)(n)

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. LIBOR + 2.750%)	4.992%	2/5/23	1,481,921	1,490,359	(f)(l)(m)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.148%	2/7/23	364,939	367,676	(c)(e)(f)(l)(m)

TOTAL SENIOR LOANS (Cost - $19,613,284)				19,062,322

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 2.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
World Access Inc.	10,212	$21	*

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares	6	367,909	*(d)(e)

TOTAL COMMUNICATION SERVICES		367,930

CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Bossier Casino Venture Holdco Inc.	90,995	2,116,544	*(d)(e)

ENERGY - 1.6%
Energy Equipment & Services - 0.6%
Hercules Offshore Inc. (Escrow)	24,992	7,048	*(d)(e)
KCAD Holdings I Ltd.	395,216,044	1,673,344	*(d)(e)

Total Energy Equipment & Services		1,680,392

Oil, Gas & Consumable Fuels - 1.0%
Berry Petroleum Corp.	135,551	2,313,856	*(d)
Blue Ridge Mountain Resources Inc.	103,751	518,755	*(d)(e)
MWO Holdings LLC	670	0	*(d)(e)(g)

Total Oil, Gas & Consumable Fuels		2,832,611

TOTAL ENERGY		4,513,003

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.	58,644	214,637	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.	4,561	0	*(d)(e)(g)

TOTAL INDUSTRIALS		214,637

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC	24,645	594,561	*(d)(e)

TOTAL COMMON STOCKS (Cost - $10,585,767)		7,806,675

INVESTMENTS IN UNDERLYING FUNDS - 1.3%
Invesco Senior Loan ETF (Cost - $3,699,951)	160,190	3,711,602

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 1.0%
Entertainment - 0.3%
Liberty Media Corp., Senior Notes	2.125%	3/31/48	700,000	$692,903	(a)

Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	530,000	489,263
Twitter Inc., Senior Notes	0.250%	6/15/24	110,000	96,605	(a)

Total Interactive Media & Services				585,868

Media - 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000	453,943
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,010,000	965,829

Total Media				1,419,772

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,755,619)				2,698,543

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Notes	1.375%	8/31/23	750,000	696,211
U.S. Treasury Notes	2.750%	8/31/23	1,000,000	991,348
U.S. Treasury Notes	2.125%	11/30/23	500,000	480,156

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,189,533)				2,167,715

			SHARES
PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates (8.000% PIK) (Cost - $2,151,214)	8.000%		28,147,331	281,473	(c)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $283,638,837)				270,599,450

SHORT-TERM INVESTMENTS - 0.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $301,897)	2.100%		301,897	301,897	(o)

TOTAL INVESTMENTS - 97.8% (Cost - $283,940,734)				270,901,347
Other Assets in Excess of Liabilities - 2.2%				6,126,648

TOTAL NET ASSETS - 100.0%				$277,027,995

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Restricted security (Note 3).

(j)	The maturity principal is currently in default as of September 30, 2018.

(k)	The coupon payment on these securities is currently in default as of September 30, 2018.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of September 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $301,897 and the cost was $301,897 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro Currency Futures	57	12/18	$8,330,825	$8,323,425	$7,400

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	100,000	USD	117,759	Barclays Bank PLC	10/18/18	$(1,467)
USD	469,815	EUR	400,000	Barclays Bank PLC	10/18/18	4,648
EUR	68,024	USD	80,203	Citibank N.A.	10/18/18	(1,096)
EUR	1,005,997	USD	1,185,927	Citibank N.A.	10/18/18	(16,037)
USD	349,464	EUR	300,000	Citibank N.A.	10/18/18	589
USD	6,503,782	GBP	4,901,856	Citibank N.A.	10/18/18	108,893
GBP	100,000	USD	131,795	Goldman Sachs & Co.	10/18/18	(1,337)
GBP	90,000	USD	116,224	JPMorgan Chase & Co.	10/18/18	1,189

Total						$95,382

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$21,156,136	$1,551,931		$22,708,067
Energy	—	35,260,361	0	*	35,260,361
Health Care	—	19,356,800	907,135		20,263,935
Other Corporate Bonds & Notes	—	98,112,091	—		98,112,091
Sovereign Bonds	—	58,526,666	—		58,526,666
Senior Loans:
Communication Services	—	3,613,854	491,250		4,105,104
Utilities	—	—	367,676		367,676
Other Senior Loans	—	14,589,542	—		14,589,542
Common Stocks:
Communication Services	$21	—	367,909		367,930
Consumer Discretionary	—	—	2,116,544		2,116,544
Energy	—	2,313,856	2,199,147		4,513,003
Industrials	—	—	214,637		214,637
Utilities	—	—	594,561		594,561
Investments in Underlying Funds	3,711,602	—	—		3,711,602
Convertible Bonds & Notes	—	2,698,543	—		2,698,543
U.S. Government & Agency Obligations	—	2,167,715	—		2,167,715
Preferred Stocks	—	—	281,473		281,473

Total Long-Term Investments	3,711,623	257,795,564	9,092,263		270,599,450

Short-Term Investments†	—	301,897	—		301,897

Total Investments	$3,711,623	$258,097,461	$9,092,263		$270,901,347

Other Financial Instruments:
Futures Contracts	$7,400	—	—		$7,400
Forward Foreign Currency Contracts	—	$115,319	—		115,319

Total Other Financial Instruments	$7,400	$115,319	—		$122,719

Total	$3,719,023	$258,212,780	$9,092,263		$271,024,066

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$19,937	—	$19,937

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017*		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$1,349,883		$4,934	—	$(4,934)	$202,048
Energy	0	*	—	—	—	—
Health Care	865,394		1,120	—	40,621	—
Materials	0	*	—	$(38)	38	—
Senior Loans:
Communication Services	—		9,688	—	(8,750)	490,312
Consumer Discretionary	471,700		443	—	189,423	—
Energy	197,368		19	165	34,645	—
Information Technology	2,063,432		(9,610)	(2,188)	11,150	—
Utilities	—		—	—	—	—
Common Stocks:
Communication Services	293,344		—	—	74,565	—
Consumer Discretionary	1,087,390		—	—	1,029,154	—
Energy	2,156,122		—	—	(475,730)	—
Industrials	170,654		—	—	43,983	—
Utilities	—		—	—	52,474	—
Preferred Stocks:
Industrials	260,640		—	—	—	20,833

Total	$8,915,927		$6,594	$(2,061)	$986,639	$713,193

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2018		Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	$1,551,931		$(4,934)
Energy	—	—	—	0	*	—
Health Care	—	—	—	907,135		40,621
Materials	—	—	—	—		—
Senior Loans:
Communication Services	—	—	—	491,250		(8,750)
Consumer Discretionary	—	—	$(661,566)	—		—
Energy	$(232,197)	—	—	—		—
Information Technology	(1,251,563)	—	(811,221)	—		—
Utilities	—	$367,676	—	367,676		—
Common Stocks:
Communication Services	—	—	—	367,909		74,565
Consumer Discretionary	—	—	—	2,116,544		1,029,154
Energy	—	518,755	—	2,199,147		(475,730)
Industrials	—	—	—	214,637		43,983
Utilities	—	542,087	—	594,561		52,474
Preferred Stocks:
Industrials	—	—	—	281,473		—

Total	$(1,483,760)	$1,428,518	$(1,472,787)	$9,092,263		$751,383

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc.. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$6,306,003	$67,227,860	67,227,860	$73,231,966	73,231,966	—	$23,852	—	$301,897

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 9/30/2018	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$866,000	6/17	$859,170	$907,135	$104.75	0.33%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 23, 2018